Commitments and Contingencies (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 01, 2021	Nov. 29, 2021	Nov. 24, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of cash underwritng commission				2.00%	2.00%
Proceed from public offering				$ 276,000,000		$ 276,000,000
Percentage of underwriting deferred Commission				3.50%	3.50%
Underwriting fees	$ 5,520,000
Deferred underwriting fees	$ 9,660,000			$ 8,400,000	$ 8,400,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repurchase of additional shares		3,600,000
Sale an additional units (in Shares)	3,600,000
Price per share	$ 10.00
Sale an additional units (in Amount)	$ 36,000,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale an additional units (in Shares)	126,000		1,045,500
Price per share	$ 10.00		$ 10.00
Sale an additional units (in Amount)	$ 1,260,000		$ 10,450,000
Underwriting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceed from public offering				$ 4,800,000